Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	$ 2,018	$ 1,995	$ 1,995	$ 1,960
Impairment charge	0	0	0	0	0
Acquisitions	50		24	35
Other			(1)
Balance at the end of the period	2,067		2,018	1,995	1,960
Impairment losses
Impairment of nondeductible goodwill being reason for change in the tax rate	0		0	0	0
Terminix
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,480	1,458	1,458	1,424
Acquisitions	15		22	34
Balance at the end of the period	1,494		1,480	1,458
American Home Shield
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	348
Acquisitions	34
Balance at the end of the period	382			348	348
Franchise Services Group
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	190	189	189	188
Acquisitions	1		2	1
Other			(1)
Balance at the end of the period	$ 191		$ 190	$ 189